Segment information - Schedule of Adjusted EBITDA and Reconciliation to Net Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Adjusted EBITDA:
Total consolidated Adjusted EBITDA	$ 74,473	$ 66,834
Less:
Other expense, net	645	282
Transaction expenses	6,000	944
Other tax expense	176	418
Insurance proceeds	0	(130)
Add:
Interest expense	(14,015)	(13,743)
Depreciation and amortization	(12,410)	(13,134)
Net income before tax	41,227	38,443
Income tax provision	(13,588)	(1,906)
Net income	27,639	36,537
Operating Segments
Adjusted EBITDA:
Total consolidated Adjusted EBITDA	82,282	73,893
Operating Segments | Yucatan Peninsula
Adjusted EBITDA:
Total consolidated Adjusted EBITDA	43,070	36,398
Operating Segments | Pacific Coast
Adjusted EBITDA:
Total consolidated Adjusted EBITDA	14,272	11,224
Operating Segments | Caribbean Basin
Adjusted EBITDA:
Total consolidated Adjusted EBITDA	24,940	26,271
Other corporate - unallocated
Adjusted EBITDA:
Total consolidated Adjusted EBITDA	$ (7,809)	$ (7,059)